COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES.
Rental expenses under operating leases	¥ 43,200	¥ 26,200	¥ 10,000
Future minimum lease payments
2018	40,799
2019	36,423
2020	29,231
2021	17,485
Purchase obligations
Purchases of professional services and other capital commitments	¥ 47,600